UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 400 Main Street, Suite 200

         Franklin, TN  37064

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     Beth Peters     Franklin, TN     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $768,307 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    11037   252800 SH       Sole                        0        0   252800
ALCOA INC                      COM              013817101    20037   512200 SH       Sole                        0        0   512200
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    29994   272800 SH       Sole                        0        0   272800
AMAZON COM INC                 COM              023135106    21825   234300 SH       Sole                        0        0   234300
APPLE INC                      COM              037833100    46655   304000 SH       Sole                        0        0   304000
BAIDU COM INC                  SPON ADR REP A   056752108    21000    72500 SH       Sole                        0        0    72500
BLUE COAT SYSTEMS INC          COM NEW          09534T508    19674   249800 SH       Sole                        0        0   249800
BOEING CO                      COM              097023105    12063   114900 SH       Sole                        0        0   114900
CB RICHARD ELLIS GROUP INC     CL A             12497T101    42876  1540100 SH       Sole                        0        0  1540100
CISCO SYS INC                  COM              17275R102    16422   495700 SH       Sole                        0        0   495700
CLEARWIRE CORP                 CL A             185385309    16091   658400 SH       Sole                        0        0   658400
COGENT COMM GROUP INC          COM NEW          19239V302     8155   349400 SH       Sole                        0        0   349400
CORNING INC                    COM              219350105    22525   913800 SH       Sole                        0        0   913800
CROCS INC                      COM              227046109    19072   283600 SH       Sole                        0        0   283600
CUMMINS INC                    COM              231021106    24210   189300 SH       Sole                        0        0   189300
DEVRY INC DEL                  COM              251893103    19948   539000 SH       Sole                        0        0   539000
DIANA SHIPPING INC             COM              Y2066G104     9710   340700 SH       Sole                        0        0   340700
DRYSHIPS INC                   SHS              Y2109Q101    24590   270700 SH       Sole                        0        0   270700
E HOUSE CHINA HLDGS LTD        ADR              26852W103     4083   178300 SH       Sole                        0        0   178300
FIRST SOLAR INC                COM              336433107    36193   307400 SH       Sole                        0        0   307400
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    17836   836600 SH       Sole                        0        0   836600
FOSTER WHEELER LTD             SHS NEW          G36535139    12537    95500 SH       Sole                        0        0    95500
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    26663   254200 SH       Sole                        0        0   254200
GOLDMAN SACHS GROUP INC        COM              38141G104    29867   137800 SH       Sole                        0        0   137800
HEALTHWAYS INC                 COM              422245100    10880   201600 SH       Sole                        0        0   201600
LAM RESEARCH CORP              COM              512807108     9528   178900 SH       Sole                        0        0   178900
MEMC ELECTR MATLS INC          COM              552715104    29836   506900 SH       Sole                        0        0   506900
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110    28442   339000 SH       Sole                        0        0   339000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     8553   123400 SH       Sole                        0        0   123400
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    31231  1155000 SH       Sole                        0        0  1155000
PRICELINE COM INC              COM NEW          741503403    17617   198500 SH       Sole                        0        0   198500
RESEARCH IN MOTION LTD         COM              760975102    54055   548500 SH       Sole                        0        0   548500
SIGMA DESIGNS INC              COM              826565103    11592   240300 SH       Sole                        0        0   240300
STARENT NETWORKS CORP          COM              85528P108    10612   502700 SH       Sole                        0        0   502700
TITANIUM METALS CORP           COM NEW          888339207    11571   344800 SH       Sole                        0        0   344800
UNITED STATES STL CORP NEW     COM              912909108    20054   189300 SH       Sole                        0        0   189300
VERIFONE HLDGS INC             COM              92342Y109    11273   254300 SH       Sole                        0        0   254300